RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets Abstract
Disclosure of quantitative information about right-of-use assets [Table Text Block]

The following is a continuity of the cost and accumulated amortization and impairment losses of right-of-use assets for the year ended December 31, 2020:

	Office	Office Equipment	Total
Cost, beginning of year	$4,138	$86	$4,224
Additions	33	—	33
Cost, end of year	$4,171	$86	$4,257
Accumulated amortization and impairment losses, beginning of year	$1,151	$13	$1,164
Amortization for the year	1,065	16	1,081
Impairment loss	150	—	150
Accumulated amortization and impairment losses, end of year	$2,366	$29	$2,395
Carrying amounts as at December 31, 2020	$1,805	$57	$1,862

The following is a continuity of the cost and accumulated amortization of right of use assets and impairment losses for the year ended December 31, 2019:

	Office	Office Equipment	Total
Cost, beginning of year	$4,102	$—	$4,102
Additions	36	86	122
Cost, end of year	$4,138	$86	$4,224
Accumulated amortization and impairment losses, beginning of year	$—	$—	$—
Amortization for the year	1,151	13	1,164
Accumulated amortization and impairment losses, end of year	$1,151	$13	$1,164
Carrying amounts as at December 31, 2019	$2,987	$73	$3,060